Expense Example - UltraEmerging Markets ProFund	Investor 1 Year	Investor 3 Years	Investor 5 Years	Investor 10 Years	Service 1 Year	Service 3 Years	Service 5 Years	Service 10 Years
USD ($)	181	594	1,032	2,251	281	895	1,534	3,250